SHARE CAPITAL - Stock-based Compensation Expense (Details) - USD ($) $ in Thousands	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2023	Jun. 30, 2022	Jun. 30, 2023	Jun. 30, 2022	Dec. 31, 2022	Dec. 31, 2021
SHARE CAPITAL
Stock-based compensation expense recognized	$ (316)	$ 249	$ (365)	$ 572	$ 1,000	$ 1,900
Unrecognized compensation cost	$ 1,200		$ 1,200		$ 840
Unvested stock options (in shares)	14,637		14,637		14,877
Weighted-average remaining vesting period			3 years		3 years